STOCK BASED COMPENSATION - Equity Incentive Plan (Details)			1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 10, 2024 shares	Jun. 30, 2024 shares	Dec. 31, 2024 USD ($) item shares	Jul. 31, 2024 USD ($) D $ / shares shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of days for share reset adjustment | D				5
Shares issued for services (in shares) | shares					1,134,246
Shares issued for services | $					$ 207,000	$ 1,729,350
Share-based compensation expense | $						659,077
Total unrecognized compensation expense related to unvested founder shares | $			$ 768,923			$ 768,923
Weighted average service period						6 months
Number of service providers | item			2
Unrecognized compensation cost | $			$ 0			$ 0
Restricted shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted | shares		0
Restricted shares of the company's common stock that are unvested | shares			285,000			285,000
2019 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards authorized | shares			473,922			473,922
2023 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of maximum number of shares issued	10.00%
Percentage of increase in outstanding stock	4.00%
Number of awards authorized | shares	100,000,000
Total share reserve | shares			2,113,405			2,113,405
Number of shares granted | shares						0
Capital Markets Advisory Agreement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration Period				12 months
Accounts Payable | $				$ 1,500,000
Share price | $ / shares				$ 10
Floor Price | $ / shares				$ 2.5
Shares issued for services (in shares) | shares				600,000
Shares issued for services | $				$ 1,428,000
Marketing Services Agreement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for services (in shares) | shares				150,000
Shares issued for services | $				$ 178,500
Service provider one
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for services (in shares) | shares			100,000
Shares issued for services | $			$ 91,000
Service period			4 months
Service provider two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for services (in shares) | shares			35,000
Shares issued for services | $			$ 31,850
Service period			6 months
Service Agreements
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $						$ 178,396
Service period						2 months 12 days
Unrecognized compensation cost | $			$ 122,954			$ 122,954